BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNT POLICIES (Schedule of Lease Asset and Liability Accounts) (Details)	Jun. 30, 2019 USD ($)
Operating Leases
Operating lease right-of-use assets - non-current	$ 466,253
Operating lease liabilities - current	139,782
Operating lease liabilities - non-current	326,471
Total operating lease liabilities	$ 466,253